Financial Risk Management - Schedule of Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Risk Management [Abstract]
Trade	$ 2,535	$ 3,505
VAT receivable	42,013	40,045
Tax recoverable	1,928	4,503
Other, net of allowance for doubtful accounts	791	1,386
Trade and other receivables	$ 47,267	$ 49,439